SALES - Additional Information (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
SALES
Percentage of gross revenue earned from 3 major customers	57.00%	0.00%	75.00%	0.00%